PROPERTY AND EQUIPMENT (Property and equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Leasehold improvements	$ 1,176	$ 352
Machinery and equipment	980	133
Furniture and fixtures	246	149
Transportation equipment	134	113
Computer equipment	605	379
Property, plant and equipment, gross	3,141	1,126
Less accumulated depreciation	872	644
Property, plant and equipment, net	$ 2,269	$ 482